CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 19,406	$ 18,083	$ 37,986	$ 36,027
Direct costs	(14,939)	(13,915)	(29,077)	(27,365)
Other income and gains	375	30	448	618
Equity accounted income	723	467	2,062	986
Expenses
Interest expense on borrowings	(189)	(188)	(372)	(367)
Interest Expense on Non-Recourse Borrowings	(4,288)	(4,065)	(8,456)	(8,047)
Corporate costs	(22)	(20)	(42)	(38)
Fair value changes	(27)	797	(70)	(27)
Tax expense (income)	(336)	(134)	(734)	(517)
Net income	703	1,055	1,745	1,270
Net income attributable to:
Shareholders	364	272	466	345
Non-controlling interests	339	783	1,279	925
Net income	$ 703	$ 1,055	$ 1,745	$ 1,270
Net income per share:
Diluted	$ 0.14	$ 0.10	$ 0.16	$ 0.11
Basic	$ 0.14	$ 0.10	$ 0.17	$ 0.12